SHARE CAPITAL - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 15, 2024	Feb. 01, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 2.66	$ 2.55
Dividends paid				$ 1,459	$ 1,409
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid				$ 120	$ 126
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.23	$ 1.23
Dividends paid				$ 12	$ 12
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.12	$ 1.12
Dividends paid				$ 7	$ 7
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.14	$ 1.14
Dividends paid				$ 11	$ 11
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.10	$ 1.10
Dividends paid				$ 11	$ 11
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.08	$ 1.08
Dividends paid				$ 10	$ 10
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.54	$ 1.22
Dividends paid				$ 12	$ 10
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.21	$ 1.21
Dividends paid				$ 7	$ 7
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.17	$ 1.17
Dividends paid				$ 9	$ 9
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.49	$ 1.23
Dividends paid				$ 23	$ 20
Series 22 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.49	$ 0
Dividends paid				$ 2	$ 0
Series 23 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 0	$ 1.15
Dividends paid				$ 0	$ 16
Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)				$ 1.54	$ 1.30
Dividends paid				$ 16	$ 13
Major preference share transactions | Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.407813
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Major preference share transactions | Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.279875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.285813
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.273750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.268875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.385250
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3
Major preference share transactions | Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.301313
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.292750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.393875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 6
Major preference share transactions | Series 22 preference share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.523436
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 1
Major preference share transactions | Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)			$ 0.405063
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			$ 4